N-4	Jan. 05, 2024 USD ($)
Prospectus:
Document Type	N-4
Entity Registrant Name	Jackson National Separate Account - I
Entity Central Index Key	0000927730
Entity Investment Company Type	N-4
Document Period End Date	Jan. 05, 2024
Amendment Flag	false
Ongoing Fees and Expenses [Table Text Block]

ANNUAL FEE	MINIMUM	MAXIMUM
3. Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.30%[3]	1.80%[3]
3. The minimum fee reflects an annualized percentage of the GMDB Benefit Base. The maximum fee reflects an annualized percentage of the GWB.
Optional Benefits Minimum [Percent]	0.30%
Optional Benefits Maximum [Percent]	1.80%
Optional Benefits Footnotes [Text Block]	The minimum fee reflects an annualized percentage of the GMDB Benefit Base. The maximum fee reflects an annualized percentage of the GWB.
Lowest and Highest Annual Cost [Table Text Block]

LOWEST ANNUAL COST: $1,564	HIGHEST ANNUAL COST: $6,111
Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of Fund fees and expenses
•No add-on benefits
•No sales charges
•No additional purchase payments, transfers or withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of add-on benefits and Fund fees and expenses
•No sales charges
•No additional purchase payments, transfers or withdrawals

Lowest Annual Cost [Dollars]	$ 1,564
Highest Annual Cost [Dollars]	$ 6,111
Lowest Annual Cost Footnotes [Text Block]
Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of Fund fees and expenses
•No add-on benefits
•No sales charges
•No additional purchase payments, transfers or withdrawals

Highest Annual Cost Footnotes [Text Block]
Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of add-on benefits and Fund fees and expenses
•No sales charges
•No additional purchase payments, transfers or withdrawals

Annual Contract Expenses [Table Text Block]
The current annual charges for the following add-on benefits are:

Add-on Benefit Name	Current Annual Charge	Charge Basis
Flex GMWB (Single)	Plus: 1.45%	GWB
	Core: 1.15%
	Value: 0.45%
Flex GMWB (Joint)	Plus: 1.75%	GWB
	Core: 1.45%
	Value: 0.75%
Flex Net GMWB (Single)	Core: 1.30%	GWB
	Value: 0.60%
Flex Net GMWB (Joint)	Core: 1.60%	GWB
	Value: 0.90%
Flex Strategic Income GMWB (Single)	1.50%	GWB
Flex Strategic Income GMWB (Joint)	1.80%	GWB
MarketGuard Stretch	1.10%	GMWB Charge Base
Roll-up GMDB	0.90%	GMDB Benefit Base
Highest Quarterly Anniversary Value GMDB	0.30%	GMDB Benefit Base
Combination Roll-up and Highest Quarterly Anniversary Value GMDB	1.00%	GMDB Benefit Base
Flex DB*	With Flex Value: 0.80%	GMWB Death Benefit
	With Flex Core: 0.80%
* Flex DB is only available with elections of the Flex GMWB (Single) Value or Core benefit options.

Flex GMWB (Single) [Member]
Prospectus:
Name of Benefit [Text Block]	Flex GMWB (Single)
Benefits Description [Table Text Block]

Flex GMWB (Single)
Benefit Option	Value		Core		Plus
Bonus	5%		6%		7%
Step-Up	Annual Contract Value		Annual Contract Value		Quarterly Contract Value
GWB Adjustment	105%		105%		105%
GAWA Percentages	Ages	GAWA%	Ages	GAWA %	Ages	GAWA%
	35-59	3.00%	35-59	4.00%	35-59	4.00%
	60-64	3.00%	60-64	4.00%	60-64	4.00%
	65-69	4.25%	65-69	5.25%	65-69	5.25%
	70-74	4.25%	70-74	5.25%	70-74	5.25%
	75-80	4.50%	75-80	5.50%	75-80	5.50%
	81+	4.75%	81+	5.75%	81+	5.75%

Name of Benefit [Text Block]	Flex GMWB (Single)
Flex GMWB (Single) - Plus [Member]
Prospectus:
Optional Benefit Expense (of Other Amount), Current [Percent]	1.45%
Optional Benefit Expense (of Other Amount), Current [Percent]	1.45%
Flex GMWB (Single) - Core [Member]
Prospectus:
Optional Benefit Expense (of Other Amount), Current [Percent]	1.15%
Optional Benefit Expense (of Other Amount), Current [Percent]	1.15%
Flex GMWB (Single) - Value [Member]
Prospectus:
Optional Benefit Expense (of Other Amount), Current [Percent]	0.45%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.45%
Flex GMWB (Joint) [Member]
Prospectus:
Name of Benefit [Text Block]	Flex GMWB (Joint)
Benefits Description [Table Text Block]

Flex GMWB (Joint)
Benefit Option	Value		Core		Plus
Bonus	5%		6%		7%
Step-Up	Annual Contract Value		Annual Contract Value		Quarterly Contract Value
GWB Adjustment	105%		105%		105%
GAWA Percentages	Ages	GAWA%	Ages	GAWA %	Ages	GAWA%
	35-59	2.75%	35-59	3.75%	35-59	3.75%
	60-64	2.75%	60-64	3.75%	60-64	3.75%
	65-69	4.00%	65-69	5.00%	65-69	5.00%
	70-74	4.00%	70-74	5.00%	70-74	5.00%
	75-80	4.25%	75-80	5.25%	75-80	5.25%
	81+	4.50%	81+	5.50%	81+	5.50%

Name of Benefit [Text Block]	Flex GMWB (Joint)
Flex GMWB (Joint) - Plus [Member]
Prospectus:
Optional Benefit Expense (of Other Amount), Current [Percent]	1.75%
Optional Benefit Expense (of Other Amount), Current [Percent]	1.75%
Flex GMWB (Joint) - Core [Member]
Prospectus:
Optional Benefit Expense (of Other Amount), Current [Percent]	1.45%
Optional Benefit Expense (of Other Amount), Current [Percent]	1.45%
Flex GMWB (Joint) - Value [Member]
Prospectus:
Optional Benefit Expense (of Other Amount), Current [Percent]	0.75%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.75%
Flex Net GMWB (Single) [Member]
Prospectus:
Name of Benefit [Text Block]	Flex Net GMWB (Single)
Benefits Description [Table Text Block]

Flex Net GMWB (Single)
Benefit Option	Value		Core
Bonus	5%		6%
Step-Up	Annual Contract Value		Annual Contract Value
GWB Adjustment	105%		105%
GAWA Percentages	Ages	GAWA%	Ages	GAWA %
	35-59	3.00%	35-59	4.00%
	60-64	3.00%	60-64	4.00%
	65-69	4.25%	65-69	5.25%
	70-74	4.25%	70-74	5.25%
	75-80	4.50%	75-80	5.50%
	81+	4.75%	81+	5.75%

Name of Benefit [Text Block]	Flex Net GMWB (Single)
Flex Net GMWB (Single) - Core [Member]
Prospectus:
Optional Benefit Expense (of Other Amount), Current [Percent]	1.30%
Optional Benefit Expense (of Other Amount), Current [Percent]	1.30%
Flex Net GMWB (Single) - Value [Member]
Prospectus:
Optional Benefit Expense (of Other Amount), Current [Percent]	0.60%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.60%
Flex Net GMWB (Joint) [Member]
Prospectus:
Name of Benefit [Text Block]	Flex Net GMWB (Joint)
Benefits Description [Table Text Block]

Flex Net GMWB (Joint)
Benefit Option	Value		Core
Bonus	5%		6%
Step-Up	Annual Contract Value		Annual Contract Value
GWB Adjustment	105%		105%
GAWA Percentages	Ages	GAWA%	Ages	GAWA %
	35-59	2.75%	35-59	3.75%
	60-64	2.75%	60-64	3.75%
	65-69	4.00%	65-69	5.00%
	70-74	4.00%	70-74	5.00%
	75-80	4.25%	75-80	5.25%
	81+	4.50%	81+	5.50%

Name of Benefit [Text Block]	Flex Net GMWB (Joint)
Flex Net GMWB (Joint) - Core [Member]
Prospectus:
Optional Benefit Expense (of Other Amount), Current [Percent]	1.60%
Optional Benefit Expense (of Other Amount), Current [Percent]	1.60%
Flex Net GMWB (Joint) - Value [Member]
Prospectus:
Optional Benefit Expense (of Other Amount), Current [Percent]	0.90%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.90%
Flex Strategic Income GMWB (Single) [Member]
Prospectus:
Optional Benefit Expense (of Other Amount), Current [Percent]	1.50%
Name of Benefit [Text Block]	Flex Strategic Income GMWB (Single)
Optional Benefit Expense (of Other Amount), Current [Percent]	1.50%
Benefits Description [Table Text Block]

Flex Strategic Income GMWB (Single)
Bonus	5%
GAWA Percentages	Ages	Accelerated GAWA%	Standard GAWA%
	35-59	5.25%	3.00%
	60-64	5.25%	3.00%
	65-69	6.50%	4.25%
	70-74	6.50%	4.25%
	75-80	6.75%	4.50%
	81+	7.00%	4.75%

Name of Benefit [Text Block]	Flex Strategic Income GMWB (Single)
Flex Strategic Income GMWB (Joint) [Member]
Prospectus:
Optional Benefit Expense (of Other Amount), Current [Percent]	1.80%
Name of Benefit [Text Block]	Flex Strategic Income GMWB (Joint)
Optional Benefit Expense (of Other Amount), Current [Percent]	1.80%
Benefits Description [Table Text Block]

Flex Strategic Income GMWB (Joint)
Bonus	5%
GAWA Percentages	Ages	Accelerated GAWA%	Standard GAWA%
	35-59	5.00%	2.75%
	60-64	5.00%	2.75%
	65-69	6.25%	4.00%
	70-74	6.25%	4.00%
	75-80	6.50%	4.25%
	81+	6.75%	4.50%

Name of Benefit [Text Block]	Flex Strategic Income GMWB (Joint)
MarketGuard Stretch [Member]
Prospectus:
Optional Benefit Expense (of Other Amount), Current [Percent]	1.10%
Name of Benefit [Text Block]	MarketGuard Stretch
Optional Benefit Expense (of Other Amount), Current [Percent]	1.10%
Benefits Description [Table Text Block]

Add-on Benefit Name	Ages	GAWA Percentage
MarketGuard Stretch	0-54	4.50%
	55-59	5.00%
	60+	5.50%

Name of Benefit [Text Block]	MarketGuard Stretch
Roll-up GMDB [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.90%
Name of Benefit [Text Block]	Roll-up GMDB
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.90%
Benefits Description [Table Text Block]

Add-on Benefit Name	Roll-up Percentage
	Age 69 or younger	Age 70 or older
Roll-up GMDB	5.00%	4.00%
Combination Roll-up and Highest Quarterly Anniversary Value GMDB	5.00%	4.00%

Name of Benefit [Text Block]	Roll-up GMDB
Highest Quarterly Anniversary Value GMDB [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.30%
Name of Benefit [Text Block]	Highest Quarterly Anniversary Value GMDB
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.30%
Name of Benefit [Text Block]	Highest Quarterly Anniversary Value GMDB
Combination Roll-up and Highest Quarterly Anniversary Value GMDB [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.00%
Name of Benefit [Text Block]	Combination Roll-up and Highest Quarterly Anniversary Value GMDB
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.00%
Benefits Description [Table Text Block]

Add-on Benefit Name	Roll-up Percentage
	Age 69 or younger	Age 70 or older
Roll-up GMDB	5.00%	4.00%
Combination Roll-up and Highest Quarterly Anniversary Value GMDB	5.00%	4.00%

Name of Benefit [Text Block]	Combination Roll-up and Highest Quarterly Anniversary Value GMDB
Flex DB [Member]
Prospectus:
Name of Benefit [Text Block]	Flex DB*
Name of Benefit [Text Block]	Flex DB*
Flex DB - Value [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.80%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.80%
Flex DB - Core [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.80%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.80%